Impact on Adoption of New IFRS - Impact of Adoption of IFRS 15 and IFRS 9 on Consolidated Cashflows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	$ 36,117	$ 35,459	$ 37,442
Share-based compensation expense	30,305	30,565	23,036
Amortization of debt issue cost	360	488	52
Allowances for ECL	659	(499)	(1,040)
Unrealized exchange loss/(gain), net	(2,441)	2,663	(11,123)
Current tax expense	27,526	24,494	25,785
Interest expense	2,844	3,778	495
Interest income	(2,556)	(3,693)	(2,083)
Income from marketable securities	(7,979)	(3,570)	(4,131)
Loss on sale of property and equipment	25	(325)	143
Deferred income taxes	(1,807)	(9,063)	(8,255)
Deferred rent	1,578	1,289	1,136
Excess tax benefit from share-based compensation expense	(1,260)	(685)	(270)
Unrealized (gain)/loss on derivative instruments	(372)	5,283	(1,930)
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(14,822)	(16,413)	(1,630)
Other assets	(17,340)	(4,196)	(2,137)
Trade payables	(585)	2,029	(4,203)
Contract liabilities	8,714	(2,560)	2,303
Other liabilities	8,279	13,722	6,914
Cash generated from operating activities before interest and income taxes:	172,678	163,636	119,677
Income taxes paid	(22,992)	(27,265)	(29,462)
Interest paid	(2,521)	(3,390)	(84)
Interest received	2,489	3,327	2,004
Net cash provided by operating activities	149,654	136,308	92,135
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions	(6,922)	(5,465)
Government grants repaid	(200)	(136)
Purchase of property and equipment and intangible assets	(32,292)	(33,684)	(22,867)
Marketable securities (purchased)/sold, net	42,037	(12,761)	32,413
Proceeds from sale of property and equipment	120	367	443
Investment in fixed deposits	(27,899)	(26,532)	(24,672)
Proceeds from maturity of fixed deposits	31,336	30,698	15,112
Marketable securities (long-term) sold / (purchased), net	(78,823)
Profit on sale of marketable securities (short-term)	1,497
Dividends received	32	3,570	4,127
Net cash used in investing activities	(71,347)	(43,583)	(131,267)
Cash flows from financing activities:
Repurchase of shares	(56,417)	(39,546)	(64,224)
Repayment of long-term debt	(28,100)	(28,100)
Excess tax benefit from share-based compensation expense	1,260	685	270
Net cash (used in)/provided by financing activities	(83,257)	(66,020)	61,559
Exchange difference on cash and cash equivalents	(9,435)	3,321	5,522
Net change in cash and cash equivalents	(14,385)	30,026	27,949
Cash and cash equivalents at the beginning of the year	99,829	69,803	41,854
Cash and cash equivalents at the end of the year	85,444	99,829	$ 69,803
Hotel Beds Group SLU [member]
Cash flows from investing activities:
Acquisition of HotelBeds	(233)
Adoption Of IFRS 9 And 15 [member]
Cash flows from operating activities:
Profit after tax	105,433
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	36,117
Share-based compensation expense	30,305
Amortization of debt issue cost	360
Allowances for ECL	659
Unrealized exchange loss/(gain), net	(2,441)
Current tax expense	27,526
Interest expense	2,844
Interest income	(2,556)
Income from marketable securities	(7,979)
Loss on sale of property and equipment	25
Deferred income taxes	(1,807)
Deferred rent	1,578
Excess tax benefit from share-based compensation expense	(1,260)
Unrealized (gain)/loss on derivative instruments	(372)
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(14,822)
Other assets	(17,340)
Trade payables	(585)
Contract liabilities	8,714
Other liabilities	8,279
Cash generated from operating activities before interest and income taxes:	172,678
Income taxes paid	(22,992)
Interest paid	(2,521)
Interest received	2,489
Net cash provided by operating activities	149,654
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions	(6,922)
Government grants repaid	(200)
Purchase of property and equipment and intangible assets	(32,292)
Marketable securities (purchased)/sold, net	42,037
Proceeds from sale of property and equipment	120
Investment in fixed deposits	(27,899)
Proceeds from maturity of fixed deposits	31,336
Marketable securities (long-term) sold / (purchased), net	(78,823)
Profit on sale of marketable securities (short-term)	1,497
Dividends received	32
Net cash used in investing activities	(71,347)
Cash flows from financing activities:
Repurchase of shares	(56,417)
Repayment of long-term debt	(28,100)
Excess tax benefit from share-based compensation expense	1,260
Net cash (used in)/provided by financing activities	(83,257)
Exchange difference on cash and cash equivalents	(9,435)
Net change in cash and cash equivalents	(14,385)
Cash and cash equivalents at the beginning of the year	99,829
Cash and cash equivalents at the end of the year	85,444	99,829
Adoption Of IFRS 9 And 15 [member] | Hotel Beds Group SLU [member]
Cash flows from investing activities:
Acquisition of HotelBeds	(233)
Adjustments on adoption of IFRS 15 [member]
Cash flows from operating activities:
Profit after tax	(2,353)
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Deferred income taxes	583
Changes in operating assets and liabilities:
Other assets	1,779
Contract liabilities	(9)
Adjustments on adoption of IFRS9 [member]
Cash flows from operating activities:
Profit after tax	2,411
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Deferred income taxes	649
Unrealized (gain)/loss on derivative instruments	(2,840)
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(190)
Other assets	(30)
Amounts (Balance) without adoption of IFRS 15 and IFRS9 [member]
Cash flows from operating activities:
Profit after tax	105,491
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	36,117
Share-based compensation expense	30,305
Amortization of debt issue cost	360
Allowances for ECL	659
Unrealized exchange loss/(gain), net	(2,441)
Current tax expense	27,526
Interest expense	2,844
Interest income	(2,556)
Income from marketable securities	(7,979)
Loss on sale of property and equipment	25
Deferred income taxes	(575)
Deferred rent	1,578
Excess tax benefit from share-based compensation expense	(1,260)
Unrealized (gain)/loss on derivative instruments	(3,212)
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(15,012)
Other assets	(15,591)
Trade payables	(585)
Contract liabilities	8,705
Other liabilities	8,279
Cash generated from operating activities before interest and income taxes:	172,678
Income taxes paid	(22,992)
Interest paid	(2,521)
Interest received	2,489
Net cash provided by operating activities	149,654
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions	(6,922)
Government grants repaid	(200)
Purchase of property and equipment and intangible assets	(32,292)
Marketable securities (purchased)/sold, net	42,037
Proceeds from sale of property and equipment	120
Investment in fixed deposits	(27,899)
Proceeds from maturity of fixed deposits	31,336
Marketable securities (long-term) sold / (purchased), net	(78,823)
Profit on sale of marketable securities (short-term)	1,497
Dividends received	32
Net cash used in investing activities	(71,347)
Cash flows from financing activities:
Repurchase of shares	(56,417)
Repayment of long-term debt	(28,100)
Excess tax benefit from share-based compensation expense	1,260
Net cash (used in)/provided by financing activities	(83,257)
Exchange difference on cash and cash equivalents	(9,435)
Net change in cash and cash equivalents	(14,385)
Cash and cash equivalents at the beginning of the year	99,829
Cash and cash equivalents at the end of the year	85,444	$ 99,829
Amounts (Balance) without adoption of IFRS 15 and IFRS9 [member] | Hotel Beds Group SLU [member]
Cash flows from investing activities:
Acquisition of HotelBeds	$ (233)